ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2019
Fu Dong Group
ACQUISITIONS
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	75,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	2,768
Intangible asset	84,405
Equipment and leasehold improvements	3
Other assets	18
Income tax payable	(21)
Deferred tax liability	(21,101)
Other liabilities	(3,460)
Total identifiable net assets acquired	62,612
Goodwill	21,101
Non-controlling interests	(8,713)
Total	75,000

OTS Capital Management (Cayman) limited
ACQUISITIONS
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	6,834

Recognized amounts of identifiable assets acquired
and liabilities assumed
Cash	214
Accounts receivable	122
Equipment and leasehold improvements	27
Other assets	20
Accounts payable	(30)
Other liabilities	(438)
Total identifiable net assets acquired	(85)
Goodwill	6,919
Total	6,834

Forthright Group
ACQUISITIONS
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	12,806

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	58,380
Entrusted bank balances held on behalf of customers	150,452
Equipment and leasehold improvements	1,488
Intangible assets	416
Accounts receivable	9,600
Other assets	4,578
Accounts payable	(149,872)
Accrued employee benefits	(2,649)
Other liabilities	(76,147)
Total identifiable net assets acquired	(3,754)
Goodwill	16,560
Total	12,806

Sina Shi Jin
ACQUISITIONS
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	18,488

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	8,908
Equipment and leasehold improvements	96
Deferred tax assets	2,446
Short-term investments	20,000
Other assets	7
Accounts payable	(2,621)
Accrued employee benefits	(379)
Other liabilities	(34)
Total identifiable net assets acquired	28,423
Non-controlling interest	(17,762)
Goodwill	7,827
Total	18,488

Other acquisitions in 2017
ACQUISITIONS
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	97,836

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	18,508
Accounts receivable	104,096
Equipment and leasehold improvements	4,943
Intangible assets	68,745
Deferred tax assets	10,736
Short-term investments	5,000
Goodwill	766
Other assets	3,398
Accounts payable	(108,104)
Income tax payable	(4,721)
Accrued employee benefits	(735)
Other liabilities	(5,947)
Total identifiable net assets acquired	96,685
Non-controlling interest	(4,945)
Goodwill	6,096
Total	97,836